Document and Entity Information	0 Months Ended
Nov. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2014
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Mar. 31, 2015
Document Effective Date	Apr. 01, 2015
Prospectus Date	Apr. 01, 2015
Gotham Index Plus Fund | Institutional Class
Risk/Return:
Trading Symbol	GINDX
Gotham Total Return Fund | Institutional Class
Risk/Return:
Trading Symbol	GTRFX